Fair Value of Assets and Liabilities	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value of Assets and Liabilities	Fair Value of Assets and Liabilities
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets and liabilities recorded on the Statements of Net Assets Available for Benefits at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:
Level 1: Assets and liabilities whose values are based on unadjusted quoted prices for identical assets or liabilities in an active market that the Plan can access.
Level 2: Assets and liabilities whose values are based on the following:
(a)Quoted prices for similar assets or liabilities in active markets;
(b)Quoted prices for identical or similar assets or liabilities in markets that are not active; or
(c)Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset or liability.
Level 3: Assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Plan’s estimates of the assumptions that market participants would use in valuing the assets and liabilities.
The category level in the fair value hierarchy for assets or liabilities is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Valuation techniques used maximize the use of observable inputs and minimize the use of unobservable inputs.
Summary of significant valuation techniques used for Level 1 and Level 2 assets and liabilities measured at fair value on a recurring basis
The Allstate Corporation Common Stock: The Company’s common stock is actively traded on the New York Stock Exchange and is valued based on unadjusted quoted prices.
Collective short term investment fund: The collective short term investment fund, also known as common collective trust fund, is valued using amortized cost which approximates fair value.
Self-directed brokerage accounts: Self-directed brokerage accounts primarily consist of equities, mutual funds, and fixed income securities that are valued based on quoted market prices available in an active market.
Investments excluded from the fair value hierarchy
Common collective trust funds: Comprise funds that have daily net asset values for identical assets in markets that are not active. The net asset values are primarily derived based on the fair values of the underlying investments in the fund, some of which are not actively traded. These funds provide for daily redemptions by the Plan with no advance notice requirements.
The following tables summarize the Plan’s assets measured at fair value on a recurring basis as of December 31, 2025 and 2024. There were no assets measured at fair value on a non-recurring basis as of December 31, 2025 and 2024. There were no Level 3 assets as of December 31, 2025 and 2024.

	December 31, 2025
($ in thousands)	Level 1	Level 2	Total
Assets
The Allstate Corporation Common Stock	$719,812	$—	$719,812
Collective short term investment fund	—	26,361	26,361
Self-directed brokerage accounts	30,120	—	30,120
Total assets in the fair value hierarchy	$749,932	$26,361	776,293

Assets measured at net asset value (1)			7,028,484

Total assets at fair value			$7,804,777

	December 31, 2024
($ in thousands)	Level 1	Level 2	Total
Assets
The Allstate Corporation Common Stock	$727,292	$—	$727,292
Collective short-term investment fund	—	28,879	28,879
Self-directed brokerage accounts	21,554	—	21,554
Total assets in the fair value hierarchy	$748,846	$28,879	777,725

Assets measured at net asset value (1)			6,140,539

Total assets at fair value			$6,918,264
(1)Certain investments that were measured at net asset value per share (or its equivalent) are not required to be classified in the fair value hierarchy. The fair value amounts are intended to permit reconciliation of the fair value hierarchy to the line items in the Statements of Net Assets Available for Benefits.